Vessels, net (Tables)	6 Months Ended
Jun. 30, 2014
Vessels, Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$540,454	$(87,279)	$453,175
—Acquisitions	209,562	—	209,562
—Depreciation	—	(6,852)	(6,852)
Balance June 30, 2014	$750,016	$(94,131)	$655,885